27. INCOME TAXES	12 Months Ended
Dec. 31, 2017
Income Taxes
27. INCOME TAXES

(a) Income tax expense

Income tax expense included in the consolidated statements of operations and comprehensive income (loss) is as follows:

	2017	2016	2015

Current income tax expense	$2,910,904	$3,159,559	$2,806,035
Deferred income tax expense (recovery)	(140,315)	1,005,208	(882,365)

Total income tax expense	$2,770,589	$4,164,767	$1,923,670

The reconciliation of income taxes calculated at the Canadian statutory tax rate to the income tax expense recognized in the year is as follows:

	2017	2016	2015

Net income before income taxes	$5,424,050	$5,668,298	$2,301,757
Combined statutory tax rate	26.00%	26.00%	26.00%

Income tax expense at the Canadian statutory rate	1,410,252	1,473,757	598,457

Reconciling items:
Effect of difference in foreign tax rates	285,045	306,927	123,437
Non-deductible/non-taxable items	601,485	700,143	14,510
Change in unrecognized deductible temporary differences	1,085,984	1,408,398	(95,120)
Impact of foreign exchange	(491,641)	777,498	801,804
Special mining duties	511,271	780,243	213,889
Expiry of tax losses	-	-	320,133
Impact of change of tax rates	(321,670)	-	-
Revisions to estimates	(248,421)	(1,094,616)	(39,224)
Share issue costs and other items	(61,716)	(187,583)	(14,216)

Income tax expense recognized in the year	$2,770,589	$4,164,767	$1,923,670

The Company recognized a non-cash expense of $51,312 for the year ended December 31, 2017 (2016 - $315,912; 2015 - $360,706) related to the deferred tax impact of the special mining duty. The Canadian income tax rate increased from 26% to 27% effective January 1, 2018, with a statutory impact prior to year-end. The impact of this change has been reflected in the consolidated financial statements.

(b) Deferred income tax assets and liabilities

	December 31,	December 31,	January 1,
	2017	2016	2016

Deferred income tax assets	$4,887,594	$2,830,687	$1,323,091
Deferred income tax liabilities	(9,435,594)	(7,519,002)	(4,858,435)

	$(4,548,000)	$(4,688,315)	$(3,535,344)

The approximate tax effects of each type of temporary difference that gives rise to potential deferred income tax assets and liabilities are as follows:

	December 31, 2017	December 31, 2016	January 1, 2016

Reclamation provision	$594,158	$502,586	$566,004
Non-capital losses	3,196,459	-	-
Other deductible temporary differences	1,096,977	2,328,101	757,087
Inventory	(229,615)	(100,669)	(132,901)
Exploration and evaluation assets	(6,463,733)	(4,265,292)	(2,519,341)
Plant, equipment and mining properties	(2,742,246)	(3,153,041)	(2,206,193)

Net deferred income tax liabilities	$(4,548,000)	$(4,688,315)	$(3,535,344)

The net deferred tax liability presented in these consolidated financial statements is due to the difference in the carrying amounts and tax bases of the Mexican plant, equipment and mining properties which were acquired in the purchase of Avino Mexico. The carrying values of the Mexican plant, equipment and mining properties includes an estimated fair value adjustment recorded upon the July 17, 2006, acquisition of control of Avino Mexico that was based on a share exchange, while the tax bases of these assets are historical undeducted tax amounts that were nil on acquisition. The deferred tax liability is attributable to assets in the tax jurisdiction of Mexico.

(c) Unrecognized deductible temporary differences:

Temporary differences and tax losses arising in Canada have not been recognized as deferred income tax assets due to the fact that management has determined it is not probable that sufficient future taxable profits will be earned in Canada to recover such assets. Unrecognized deductible temporary differences are summarized as follows:

	December 31, 2017	December 31, 2016	January 1, 2016

Tax losses carried forward	$13,972,696	$17,350,158	$18,964,478
Share issue costs	1,100,308	1,466,423	41,040
Plant, equipment and mining properties	6,198,014	3,872,794	721,282
Exploration and evaluation assets	1,330,085	1,257,512	10,530,316
Investments	197,978	189,056	191,474
Reclamation provision and other	10,053,737	5,602,790	369,329

Unrecognized deductible temporary differences	$32,852,818	$29,738,733	$30,817,919

The Company has capital losses of $1,173,541 carried forward and $12,799,155 in non-capital tax losses carried forward available to reduce future Canadian taxable income. The capital losses can be carried forward indefinitely until used. The non-capital losses have an expiry date range of 2022 to 2037. As at December 31, 2017, the Company had no Mexican tax losses available to offset future Mexican taxable income.